OTHER PAYABLES - Third Party (Details)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Other Payables [Line Items]
Total	$ 344,617	¥ 2,366,410	¥ 3,255,810
Third Party [Member]
Other Payables [Line Items]
Service	195,378	1,341,617	1,356,676
Distributors and employees	31,906	219,095	90,130
Funds collected on behalf of others			895,022
Advances from customers	17,475	120,000	157,856
Accrued expenses	57,272	393,274	411,898
Others	42,586	292,424	344,228
Total	$ 344,617	¥ 2,366,410	¥ 3,255,810